Commitments (Tables)	12 Months Ended
Aug. 31, 2025
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2026	—
2027	2,299,172

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at August 31, 2025:

$
2026	90,000
2027	121,800
2028	124,236
2029 and thereafter	288,444
624,480